Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/17
End of Period:	09/30/17
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	10/18/17
Distribution Date:	10/20/17
Transaction Month:	31

2015-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$398,824,355

{2} Reduction in Agg. Securitization Value due to payments			{2}	5,572,924
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	786,959
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	40,990,362
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	47,350,245

{7} End of period Aggregate Securitization Value				{7}	$351,474,110

{8} Pool Factor				{8}	32.039096%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$384,808,050

{11} Exchange Note Principal Payment Amount				{11}	47,350,245

{12} End of period Exchange Note Balance				{12}	$337,457,805

{13} Note Pool Factor				{13}	31.159539%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$0	$96,615,102	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	47,350,245	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$49,264,857	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	13.337897%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$280,895,102

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	47,350,245
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$233,544,857

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	23.077555%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$398,824,355

{31} Ending Designated Pool Balance	{31}	351,474,110
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	351,474,110

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$47,350,245

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$384,808,050	$0	3.02%	30	30/360	$968,434

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$5,417,062
{37} Net Liquidation Proceeds collected during period	{37}	49,859,130
{38} Investment Earnings	{38}	42,584
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(42,584)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	55,276,192

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	332,354
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	968,434
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	47,350,245
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	6,625,159

{47} Total Distributions:	{47}	$55,276,192

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$398,824,355
{49} Ending Agg. Securitization Value	{49}	351,474,110
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	47,350,245

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	47,350,245

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$47,350,245

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	30	Actual days/360	$0
{56}	Class A-2	$0	0	1.10%	30	30/360	0
{57}	Class A-3	$96,615,102	0	1.53%	30	30/360	123,185
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,677

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections	{62}	$48,318,679
{63} Investment Earnings	{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account	{64}	42,584
{65} Investment Earnings - and amounts released from Reserve Account	{65}	4,083
{66} Optional Purchase Price	{66}	0
{67} Indenture Section 5.4 disposition of Collateral	{67}	0
{68} Reserve Account Withdrawal Amount	{68}	0

{69} Total Available Funds:	{69}	48,365,346

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata	{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu	{74}	0
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{75}	123,185
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{77}	0
{78} Class B Noteholders’ Interest Distributable Amount	{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class C Noteholders’ Interest Distributable Amount	{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class D Noteholders’ Interest Distributable Amount	{82}	75,677
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Noteholders’ Principal Distributable Amount	{84}	47,350,245
{85} To the Reserve Account, the Reserve Amount Required Amount	{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining	{90}	554,020

{91} Total Distributions:	{91}	$48,365,346

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{92}	Class A	$169,545,102	$351,474,110	$0	$48,136,395		$0
{93}	Class B	211,785,102	351,474,110	0	48,061,067		0
{94}	Class C	250,725,102	351,474,110	0	47,979,942		0
{95}	Class D	280,895,102	351,474,110	0	47,904,265		0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{96} Excess Total Available Funds							{96}	$554,020

{97} Beginning Note Balance					{97}	280,895,102
{98} Principal payments through Indenture Section 8.3 (i) through (xvii)					{98}	47,350,245
{99} Pro-Forma Note Balance						{99}	233,544,857

{100} Ending Aggregate Securitization Value					{100}	351,474,110
{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)					{101}	117,929,253
{102} Required Pro Forma Note Balance {100} - {101}						{102}	233,544,857

{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}							{103}	0

{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{104}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{105} Ending Aggregate Securitization Value							{105}	$351,474,110
{106} End of Period Note Balance							{106}	337,457,805
{107} Overcollateralization							{107}	14,016,305
{108} Overcollateralization %								{108}	3.99%

Asset Backed Notes:
{109} Ending Aggregate Securitization Value							{109}	351,474,110
{110} End of Period Note Balance							{110}	233,544,857
{111} Overcollateralization							{111}	117,929,253
{112} Overcollateralization %								{112}	33.55%

RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
{113} Specified Reserve Balance								{113}	$5,485,082

{114} Beginning of Period Reserve Account balance								{114}	$5,485,082
{115} Investment Earnings							{115}	4,083
{116} From the Indenture Collection Account, the Reserve Account Required Amount							{116}	0
{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{117}	0
{118} Total Reserve balance available:								{118}	5,489,165

{119} Specified Reserve Balance								{119}	5,485,082

{120} Release Excess Cash to Indenture Collection Available Funds								{120}	4,083

{121} End of period Reserve Account balance								{121}	$5,485,082

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{122} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{122}	Yes
{123} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{123}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	October 17, 2017

GM Financial

GMALT 2015-1

Supplemental Monthly Data

September 30, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$398,824,355	$367,582,291
Change	(47,350,245)	(40,755,614)

End of Period	$351,474,110	$326,826,677
Residual Value as % of Agg. Securitization Value		92.99%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	19,514	344,294,522	97.96%
31 - 60 days	321	5,423,839	1.54%
61 - 90 days	62	1,159,923	0.33%
91 - 120 days	36	595,826	0.17%

Total	19,933	351,474,110	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	250	5,375,752	5,068	123,458,177
Standard terminations	123	2,402,905	1,350	23,592,787

Total retained by lessee	373	7,778,657	6,418	147,050,964
Returned Vehicles
Early terminations	1,544	24,436,941	12,113	182,086,126
Standard terminations	576	8,774,764	4,855	75,588,194

Total returned to dealer	2,120	33,211,705	16,968	257,674,320
Charged off leases / Repossessed vehicles	51	786,959	1,936	36,742,970
Repurchases	0	0	10	241,180
Other	0	0	0	0

Total terminations	2,544	41,777,321	25,332	441,709,434

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	786,959	36,742,970
less: Sales proceeds	715,120	30,486,967
less: Excess wear and excess mileage received	0	0
less: Other amounts received	104,231	2,831,751

Net Credit (Gain) Loss	(32,392)	3,424,252

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	32,849,904	253,766,725
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	38,177,206	276,043,571
less: Excess wear and excess mileage received	51,276	493,715
less: Other recovery amounts	502,750	3,347,292

Residual (Gain) Loss	(5,881,328)	(26,117,853)

	Current Period	Prev. Month
Prepay Speed	1.7475%	1.7093%

Return Rate based on Scheduled to Terminate(2)	107.1248%	146.8116%

Return Rate based on Terminated Leases(3)	83.3333%	80.3012%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.